Note 17 - Commitments and Contingencies - Commitments (Details) $ in Thousands	Sep. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	$ 2,684,434
Not later than one year [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	681,679
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	1,562,935
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	337,880
Later than five years [member]
Statement Line Items [Line Items]
Gas, electricity and non-commodity contracts	$ 101,940